Marketable securities (Details) - Schedule of Marketable Securities - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Amortized cost Total	$ 65,419	$ 67,459
Gross unrealized gains Total	2	8
Gross unrealized losses Total	(519)	(699)
Fair value (Level 2) Total	64,902	66,768
Corporate bond [Member]
Marketable Securities [Line Items]
Amortized cost Total	17,132	20,963
Gross unrealized gains Total
Gross unrealized losses Total	(130)	(266)
Fair value (Level 2) Total	17,002	20,697
Agency bond [Member]
Marketable Securities [Line Items]
Amortized cost Total	34,542	24,394
Gross unrealized gains Total	2	8
Gross unrealized losses Total	(246)	(237)
Fair value (Level 2) Total	34,298	24,165
Treasury bills [Member]
Marketable Securities [Line Items]
Amortized cost Total	3,950	7,126
Gross unrealized gains Total
Gross unrealized losses Total	(3)	(9)
Fair value (Level 2) Total	3,947	7,117
US Government [Member]
Marketable Securities [Line Items]
Amortized cost Total	9,100	10,005
Gross unrealized gains Total
Gross unrealized losses Total	(140)	(187)
Fair value (Level 2) Total	8,960	9,818
Commercial Paper [Member]
Marketable Securities [Line Items]
Amortized cost Total	695	4,796
Gross unrealized gains Total
Gross unrealized losses Total
Fair value (Level 2) Total	$ 695	4,796
Municipality [Member]
Marketable Securities [Line Items]
Amortized cost Total		175
Gross unrealized gains Total
Gross unrealized losses Total
Fair value (Level 2) Total		$ 175